                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                  Date of reporting period: February 28, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MASSACHUSETTS INVESTORS
GROWTH STOCK FUND


2/28/07
Quarterly portfolio holdings


[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                                   SHARES/PAR     VALUE ($)
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
COMMON STOCKS - 94.2%
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AEROSPACE - 3.5%
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Boeing Co.                                                                                            253,100      $   22,088,037
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Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                   702,350          31,851,572
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Precision Castparts Corp.                                                                             523,790          47,649,176
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United Technologies Corp.                                                                           1,414,260          92,817,884
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                                                                                                                   $  194,406,669
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ALCOHOLIC BEVERAGES - 0.7%
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Diageo PLC                                                                                          2,085,000      $   41,123,170
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APPAREL MANUFACTURERS - 2.6%
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Coach, Inc. (a)                                                                                       704,300      $   33,242,960
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LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                             413,600          45,818,205
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NIKE, Inc., "B"                                                                                       603,290          63,025,706
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                                                                                                                   $  142,086,871
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AUTOMOTIVE - 0.8%
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Harman International Industries, Inc. (l)                                                             458,820      $   45,496,591
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BIOTECHNOLOGY - 4.1%
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Amgen, Inc. (a)                                                                                     1,293,810      $   83,140,231
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Celgene Corp. (a)(l)                                                                                  651,160          34,706,828
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Genzyme Corp. (a)                                                                                   1,777,190         109,830,342
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                                                                                                                   $  227,677,401
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BROADCASTING - 1.3%
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News Corp., "A"                                                                                     3,157,000      $   71,127,210
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BROKERAGE & ASSET MANAGERS - 2.3%
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Charles Schwab Corp.                                                                                3,193,190      $   59,010,151
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Merrill Lynch & Co., Inc.                                                                             338,960          28,364,173
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Morgan Stanley                                                                                        531,780          39,840,958
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                                                                                                                   $  127,215,282
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BUSINESS SERVICES - 4.9%
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Amdocs Ltd. (a)                                                                                     2,909,060      $  100,682,567
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Automatic Data Processing, Inc.                                                                       744,030          37,045,254
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Fidelity National Information Services, Inc.                                                          640,600          29,435,570
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First Data Corp.                                                                                    4,038,630         103,106,224
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                                                                                                                   $  270,269,615
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CABLE TV - 0.6%
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Comcast Corp., "A" (a)                                                                              1,194,000      $   30,709,680
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CHEMICALS - 0.7%
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Monsanto Co.                                                                                          768,600      $   40,497,534
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COMPUTER SOFTWARE - 5.8%
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Adobe Systems, Inc. (a)                                                                             2,169,042      $   85,134,898
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Microsoft Corp. (a)                                                                                 4,598,490         129,539,463
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Oracle Corp. (a)                                                                                    6,448,990         105,956,906
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                                                                                                                   $  320,631,267
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COMPUTER SOFTWARE - SYSTEMS - 1.9%
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Apple Computer, Inc. (a)                                                                              452,070      $   38,249,643
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Dell, Inc. (a)                                                                                      1,224,100          27,970,685
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Hewlett-Packard Co.                                                                                 1,002,260          39,468,999
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                                                                                                                   $  105,689,327
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CONGLOMERATES - 0.5%
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Textron, Inc.                                                                                         316,630      $   29,221,783
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CONSUMER GOODS & SERVICES - 4.9%
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Colgate-Palmolive Co.                                                                                 525,400      $   35,390,944
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eBay, Inc. (a)                                                                                      1,621,470          51,984,328
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Procter & Gamble Co.                                                                                2,168,236         137,661,304
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Western Union Co.                                                                                   1,981,360          42,936,071
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                                                                                                                   $  267,972,647
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ELECTRICAL EQUIPMENT - 4.9%
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General Electric Co.                                                                                4,298,400      $  150,100,128
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Rockwell Automation, Inc.                                                                           1,374,670          85,353,260
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W.W. Grainger, Inc.                                                                                   465,880          35,942,642
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                                                                                                                   $  271,396,030
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ELECTRONICS - 4.8%
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Applied Materials, Inc.                                                                             2,298,240      $   42,678,317
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Intel Corp.                                                                                         7,108,040         141,094,594
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Marvell Technology Group Ltd. (a)                                                                   2,441,330          50,096,092
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Samsung Electronics Co. Ltd., GDR                                                                      92,802          27,863,800
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                                                                                                                   $  261,732,803
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ENERGY - INTEGRATED - 0.7%
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Exxon Mobil Corp.                                                                                     500,500      $   35,875,840
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FOOD & BEVERAGES - 2.7%
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Nestle S.A. (l)                                                                                       183,508      $   68,398,367
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PepsiCo, Inc.                                                                                       1,302,510          82,253,507
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                                                                                                                   $  150,651,874
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FOOD & DRUG STORES - 0.6%
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CVS Corp.                                                                                           1,009,400      $   31,705,254
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GAMING & LODGING - 1.9%
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Harrah's Entertainment, Inc.                                                                          184,200      $   15,563,058
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International Game Technology                                                                       1,336,550          55,132,687
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Starwood Hotels & Resorts, Inc.                                                                       529,000          34,808,200
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                                                                                                                   $  105,503,945
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GENERAL MERCHANDISE - 2.2%
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Family Dollar Stores, Inc.                                                                          1,156,790      $   33,512,206
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Target Corp.                                                                                        1,428,910          87,920,832
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                                                                                                                   $  121,433,038
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HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
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UnitedHealth Group, Inc.                                                                              639,860      $   33,400,692
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INTERNET - 2.6%
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Google, Inc., "A" (a)                                                                                 214,260      $   96,299,157
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Yahoo!, Inc. (a)                                                                                    1,423,660          43,934,148
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                                                                                                                   $  140,233,305
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LEISURE & TOYS - 0.6%
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Electronic Arts, Inc. (a)                                                                             699,640      $   35,275,849
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MACHINERY & TOOLS - 0.9%
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Deere & Co.                                                                                           451,640      $   48,966,809
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MAJOR BANKS - 3.0%
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Bank of New York Co., Inc.                                                                            697,700      $   28,340,574
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JPMorgan Chase & Co.                                                                                1,076,380          53,173,172
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State Street Corp.                                                                                  1,311,070          85,888,196
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                                                                                                                   $  167,401,942
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.9%
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Cardinal Health, Inc.                                                                                 408,800      $   28,652,792
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Caremark Rx, Inc.                                                                                     332,400          20,472,516
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                                                                                                                   $   49,125,308
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MEDICAL EQUIPMENT - 5.4%
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Advanced Medical Optics, Inc. (a)(l)                                                                1,670,810      $   64,393,017
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Baxter International, Inc.                                                                          1,285,470          64,286,355
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DENTSPLY International, Inc.                                                                          978,960          30,876,398
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Medtronic, Inc.                                                                                     2,158,170         108,685,441
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St. Jude Medical, Inc. (a)                                                                            687,480          27,258,582
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                                                                                                                   $  295,499,793
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NETWORK & TELECOM - 4.5%
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Cisco Systems, Inc. (a)                                                                             6,138,280      $  159,226,983
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Corning, Inc. (a)                                                                                   1,239,690          25,574,805
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Juniper Networks, Inc. (a)                                                                          1,568,000          29,650,880
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QUALCOMM, Inc.                                                                                        787,700          31,728,556
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                                                                                                                   $  246,181,224
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OIL SERVICES - 2.9%
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GlobalSantaFe Corp.                                                                                 1,043,740      $   60,150,736
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Noble Corp.                                                                                           739,820          51,950,160
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Schlumberger Ltd.                                                                                     520,840          32,708,752
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Weatherford International Ltd. (a)                                                                    363,090          14,578,064
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                                                                                                                   $  159,387,712
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OTHER BANKS & DIVERSIFIED FINANCIALS - 3.2%
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American Express Co.                                                                                1,007,830      $   57,315,292
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SLM Corp.                                                                                             691,900          29,488,778
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UBS AG                                                                                              1,527,741          90,619,669
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                                                                                                                   $  177,423,739
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PERSONAL COMPUTERS & PERIPHERALS - 1.4%
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EMC Corp. (a)                                                                                       5,526,530      $   77,095,093
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PHARMACEUTICALS - 8.6%
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Allergan, Inc.                                                                                        687,370      $   76,786,103
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Eli Lilly & Co.                                                                                     1,134,520          59,721,133
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Johnson & Johnson                                                                                   2,207,840         139,204,312
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Roche Holding AG (l)                                                                                  585,740         104,544,047
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Wyeth                                                                                               1,891,870          92,550,280
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                                                                                                                   $  472,805,875
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RAILROAD & SHIPPING - 0.6%
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Burlington Northern Santa Fe Corp.                                                                    417,200      $   33,038,068
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SPECIALTY CHEMICALS - 1.0%
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Praxair, Inc.                                                                                         882,500      $   54,441,425
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SPECIALTY STORES - 2.9%
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Lowe's Cos., Inc.                                                                                   1,536,900      $   50,041,464
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Staples, Inc.                                                                                       2,276,785          59,241,946
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Williams-Sonoma, Inc.                                                                               1,423,400          48,053,984
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                                                                                                                   $  157,337,394
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TELECOMMUNICATIONS - WIRELESS - 1.2%
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America Movil S.A. de C.V., "L", ADR                                                                1,535,470      $   67,253,586
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TOBACCO - 0.9%
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Altria Group, Inc.                                                                                    585,350      $   49,333,298
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TRUCKING - 0.6%
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FedEx Corp.                                                                                           270,630      $   30,900,533
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  TOTAL COMMON STOCKS                                                                                              $5,187,525,476
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SHORT-TERM OBLIGATIONS - 1.8% (y)
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Citigroup Funding, Inc., 5.32%, due 3/01/07                                                      $100,000,000      $  100,000,000
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Merck & Co., Inc., 5.2%, due 4/25/07                                                                  915,000             907,731
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  TOTAL SHORT-TERM OBLIGATIONS                                                                                     $  100,907,731
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REPURCHASE AGREEMENTS - 3.6%
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Merrill Lynch & Co., 5.32%, dated 2/28/07, due 3/01/07, total to be received
  $197,437,173 (secured by various U.S. Treasury and Federal Agency obligations and
  Mortgage Backed securities in a jointly traded account)                                        $197,408,000      $  197,408,000
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COLLATERAL FOR SECURITIES LOANED - 1.9%
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Merrill Lynch & Co., 5.3025%, dated 2/28/07, due 3/01/07, total to be received
$48,936,207 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                          $ 48,929,000      $   48,929,000
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Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   56,039,060          56,039,060
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  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                           $  104,968,060
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  TOTAL INVESTMENTS                                                                                                $5,590,809,267
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OTHER ASSETS, LESS LIABILITIES - (1.5)%                                                                               (80,207,543)
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  NET ASSETS - 100.0%                                                                                              $5,510,601,724
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

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR        American Depository Receipt
GDR        Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $5,499,737,166
                                                              ==============
Gross unrealized appreciation                                 $  295,401,976
Gross unrealized depreciation                                   (204,329,875)
                                                              --------------
      Net unrealized appreciation (depreciation)              $   91,072,101
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------


* Print name and title of each signing officer under his or her signature.